Note 17 - Tangible assets- Branches by geographic location (Details) - EUR (€)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Spain [Member]
Branches By Geographical Location Line Items
Total Branches	2,642,000,000	2,840,000,000	3,019,000,000
Mexico [Member]
Branches By Geographical Location Line Items
Total Branches	1,860,000,000	1,836,000,000	1,840,000,000
South America [Member]
Branches By Geographical Location Line Items
Total Branches	1,530,000,000	1,543,000,000	1,631,000,000
United States [Member]
Branches By Geographical Location Line Items
Total Branches	643,000,000	646,000,000	651,000,000
Turkey [Member]
Branches By Geographical Location Line Items
Total Branches	1,038,000,000	1,066,000,000	1,095,000,000
Rest Of Eurasia [Member]
Branches By Geographical Location Line Items
Total Branches	31,000,000	32,000,000	35,000,000
Total Member
Branches By Geographical Location Line Items
Total Branches	7,744,000,000	7,963,000,000	8,271,000,000